CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		£ 2,374	£ 2,370	£ 2,380
Revaluation of investment properties		(46)	(230)	83
Allowance for loan losses		926	687	752
Write-off of allowance for loan losses, net of recoveries		(1,000)	(1,062)	(1,272)
Impairment charge relating to undrawn balances		(72)	(9)	(13)
Change in insurance contract liabilities		(1,520)	9,169	14,081
Other provision movements		(509)	(8)	(27)
Net charge (credit) in respect of defined benefit schemes		404	369	287
Impact of consolidation and deconsolidation of OEICs	[1]			(3,157)
Unwind of discount on impairment allowances		(39)	(23)	(32)
Foreign exchange impact on balance sheet	[2]	(365)	209	(648)
Interest expense on subordinated liabilities		1,072	1,285	1,812
Loss (profit) on disposal of businesses		(1,010)
Other non-cash items		933	537	766
Total non-cash items		3,176	15,469	17,460
Contributions to defined benefit schemes		(868)	(587)	(630)
Payments in respect of payment protection insurance provision		(2,101)	(1,657)	(2,200)
Payments in respect of other regulatory provisions		(956)	(928)	(761)
Other		6		2
Total other items		(3,919)	(3,172)	(3,589)
Non-cash and other items		(743)	12,297	13,871
The Group [member] | Loans and Receivables [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		1,012	691	592
The Group [member] | Financial assets available-for-sale, category [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of available-for-sale financial assets		(14)	6	173
The Bank [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Depreciation and amortisation		1,031	932	821
Permanent diminution in value of investment in subsidiaries		92	302	562
Dividends received from subsidiary undertakings		(4,968)	(4,479)	(3,984)
Allowance for loan losses		504	462	620
Write-off of allowance for loan losses, net of recoveries		(608)	(475)	(608)
Impairment charge relating to undrawn balances		(46)	(3)	(3)
Other provision movements		(413)	(48)	57
Additional capital injections to subsidiaries		(72)	(149)
Net charge (credit) in respect of defined benefit schemes		196	165	142
Unwind of discount on impairment allowances		(33)	(37)	(44)
Foreign exchange impact on balance sheet		(130)	718	272
Interest expense on subordinated liabilities		654	664	1,175
Loss (profit) on disposal of businesses		21	(555)
Other non-cash items		990	1,181	159
Total non-cash items		(1,796)	(196)	650
Contributions to defined benefit schemes		(455)	(401)	(425)
Payments in respect of payment protection insurance provision		(302)	(946)	(1,577)
Payments in respect of other regulatory provisions		(1,057)	(430)	(561)
Total other items		(1,814)	(1,777)	(2,563)
Non-cash and other items		(3,610)	(1,973)	(1,913)
The Bank [member] | Loans and Receivables [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Allowance for loan losses		553	465	450
The Bank [member] | Financial assets available-for-sale, category [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Impairment of available-for-sale financial assets		(2)		172
Payment Protection Insurance [member] | The Group [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		1,395	1,300	1,350
Payment Protection Insurance [member] | The Bank [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		628	781	952
Other regulatory provisions [member] | The Group [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		561	865	1,085
Other regulatory provisions [member] | The Bank [member]
CASH FLOW STATEMENT (Details) - Schedule of Non-Cash and Other Items [Line Items]
Charge for the year		£ 311	£ 342	£ 527

[1]	These OEICs (Open-ended investment companies) are mutual funds which are consolidated if the Group manages the funds and also has a sufficient beneficial interest. The population of OEICs to be consolidated varies at each reporting date as external investors acquire and divest holdings in the various funds. The consolidation of these funds is effected by the inclusion of the fund investments and a matching liability to the unit holders; and changes in funds consolidated represent a non-cash movement on the balance sheet.
[2]	When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.